Lease Liabilities - Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment (Details) - Property, plant and equipment [member]	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	RM 3,192,251	$ 758,543	RM 3,999,689	$ 950,406
Addition	863,305	205,139
Written off	(347,814)	(82,648)
Depreciation	(818,351)	(194,457)	(807,438)	(191,863)
Balance ending	2,889,391	$ 686,577	3,192,251	$ 758,543
Leasehold premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	1,034,989		1,493,912
Addition	863,305
Written off	(347,814)
Depreciation	(469,835)		(458,923)
Balance ending	1,080,645		1,034,989
Plant and machinery [Member]
Schedule of Carrying Amount of Right-of-Use Assets Presented Within Property, Plant and Equipment [Line Items]
Balance beginning	2,157,262		2,505,777
Addition
Written off
Depreciation	(348,516)		(348,515)
Balance ending	RM 1,808,746		RM 2,157,262